UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

Parr Family of Funds

(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117	Memphis, TN 38137
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  901.680.5266

Date of fiscal year end:   04/30/2010

Date of reporting period: 01/31/2010

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

COMMON STOCK - (88.99%)	Shares	Fair Value

ADVERTISING (1.45%)
China Mass Media Corp. - ADR *	10,000	$33,500
ChinaNet Online Holdings, Inc. *	60,000	222,000
		255,500

AUTO PARTS & EQUIPMENT (0.39%)
Tongxin International Ltd. *	10,000	69,100

BIOTECHNOLOGY (3.25%)
China-Biotics, Inc. *	15,000	190,800
Yongye International, Inc. *	55,500	381,285
		572,085

BUILDING MATERIALS (5.27%)
China GengSheng Minerals, Inc. *	121,653	274,936
China Infrastructure Construction Corp. *	14,500	82,650
China Infrastructure Construction Corp. (Acquired 09/30/2009, Cost $390,000) * F	100,000	570,000
		927,586

CHEMICALS (1.16%)
Changda International Holdings, Inc. *	20,000	58,000
China XD Plastics Co. Ltd. *	500	4,050
Gulf Resources, Inc. *	15,000	142,200
		204,250

COAL (0.91%)
L&L Energy, Inc. *	7,000	41,790
L&L Energy, Inc. (Acquired 11/05/2009, Cost $78,000) * F	20,000	118,000
		159,790

COMMERCIAL SERVICES (0.47%)
China Real Estate Information Corp. - ADR *	10,000	82,700

ELECTRICAL COMPONENTS & EQUIPMENT (5.34%)
China 3C Group *	202,425	97,164
China Electric Motor, Inc. *	20,000	89,000
China Power Equipment, Inc. *	10,000	30,500
China Ritar Power Corp. *	60,000	264,000
Harbin Electric, Inc. *	27,000	458,460
		939,124

ENERGY - ALTERNATE SOURCES (1.64%)
China Integrated Energy, Inc. *	21,000	169,680
China Solar & Clean Energy Solutions, Inc. *	362,715	117,882
		287,562

ENVIRONMENTAL CONTROL (1.72%)
RINO International Corp. *	15,000	302,250

FOOD & BEVERAGE (23.08%)
American Lorain Corp. *	60,000	203,400
China Marine Food Group Ltd. *	90,000	549,000
China Nutrifruit Group Ltd. *	45,100	176,341
Emerald Acquisition Corp. (Acquired 10/15/2009, Cost $150,000) * F	50,000	150,000
Emerald Dairy, Inc. *	125,000	200,000
HQ Sustainable Maritime Industries, Inc. *	70,000	492,800
New Dragon Asia Corp. *	200,000	24,000
QKL Stores, Inc. *	30,000	177,000
SkyPeople Fruit Juice, Inc. *	50,000	269,000
Yanglin Soybean, Inc. *	46,500	120,900
Yuhe International, Inc. *	92,000	904,360
Zhongpin, Inc. *	65,000	793,000
		4,059,801

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

COMMON STOCK - (88.99%) (continued)	Shares	Fair Value

FOREST PRODUCTS & PAPER (1.02%)
Orient Paper, Inc. *	20,000	$180,000

HEALTHCARE - SERVICES (0.66%)
China Cord Blood Corp. *	19,400	116,012

INTERNET (1.11%)
China INSOnline Corp. *	202,554	121,573
MoqiZone Holdings Corp. *	7,403	74,030
		195,603

LODGING (0.28%)
7 Days Group Holdings Ltd. - ADR *	4,000	48,360

MACHINERY DIVERSIFIED (7.50%)
China Valves Technology, Inc. *	80,000	793,600
Hollysys Automation Technologies Ltd. *	10,000	115,000
NF Energy Saving Corp. *	111,425	410,044
		1,318,644

METAL FABRICATE / HARDWARE (0.15%)
China Wind Systems, Inc. *	5,000	25,650

MEDIA (0.73%)
Xinhua Sports & Entertainment Ltd. - ADR *	210,500	128,405

MINING (0.30%)
Silvercorp Metals, Inc.	10,000	52,800

MISCELLANEOUS MANUFACTURING (0.21%)
Shengkai Innovations, Inc. *	6,000	36,300

OIL & GAS (5.33%)
China North East Petroleum Holdings Ltd. *	100,500	785,910
WSP Holdings Ltd. - ADR	50,000	151,000
		936,910

PHARMACEUTICALS (13.07%)
Benda Pharmaceutical, Inc. *	890,752	22,269
Biostar Pharmaceuticals, Inc. *	88,600	292,380
China Sky One Medical, Inc. *	34,000	601,120
Shengtai Pharmaceutical, Inc. *	583,400	583,400
Skystar Bio-Pharmaceutical Co. Ltd. *	50,000	439,000
Tianyin Pharmaceutical Co., Inc.	100,500	359,790
		2,297,959

PIPELINES (0.72%)
China Natural Gas, Inc. *	13,000	127,270

RETAIL (1.76%)
China Auto Logistics, Inc. *	30,000	125,700
Funtalk China Holdings Ltd. *	30,170	184,037
		309,737

SOFTWARE (5.06%)
China Information Security Technology, Inc. *	50,000	243,500
China TransInfo Technology Corp. *	20,000	130,200
SinoHub, Inc. *	98,074	325,606
Yucheng Technologies Ltd. *	53,711	190,674
		889,980

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

COMMON STOCK - (88.99%) (continued)		Shares	Fair Value

TELECOMMUNICATIONS (4.57%)
Zoom Technologies, Inc.		80,500	$482,195
ZST Digital Networks, Inc. *		40,000	321,200
			803,395

TEXTILES (0.27%)
China Linen Textile Industry Ltd. *		35,000	47,250

TRANSPORTATION (1.57%)
Andatee China Marine Fuel Services Corp. *		45,000	276,750

TOTAL COMMON STOCK (Cost $15,905,056)			15,650,773

PREFERRED STOCK - (7.43%)

ADVERTISING (0.84%)
ChinaNet Online Holdings, Inc.		40,000	148,000

FOOD & BEVERAGE (2.22%)
China Nutrifruit Group Ltd. *		100,000	391,000

INTERNET (1.99%)
MoqiZone Holdings Corp. (Acquired 05/21/2009, Cost $70,000) F		70	349,992

INVESTMENT COMPANIES (2.38%)
Longwei Petroleum Investment Holding Ltd. (Acquired 10/20/2009, Cost $200,200) F		182,000	418,600

TOTAL PREFERRED STOCK (Cost $700,200)			1,307,592

	Expiration Date -
WARRANTS - (2.48%)	Exercise Price
American Lorain Corp. A *	10/29/14 - $ 3.70	14,000	-
American Lorain Corp. B *	04/29/12 - $ 3.70	4,000	-
Benda Pharmaceutical, Inc. *	11/15/11 - $ 0.555	757,218	-
China North East Petroleum Holdings Ltd. *	03/08/12 - $ 6.00	8,000	14,560
China Nutrifruit Group Ltd. *	10/07/13 - $ 3.30	25,000	15,250
China Ritar Power Corp. *	02/21/10 - $ 2.78	9,345	15,139
ChinaNet Online Holdings, Inc. A *	08/24/12 - $ 3.00	20,000	14,000
ChinaNet Online Holdings, Inc. B *	08/24/14 - $ 3.75	20,000	-
Emerald Acquisition Corp. (Acquired 10/15/2009, Cost $0) * F	N/A	25,000	-
L & L Energy, Inc. (Acquired 11/05/2009, Cost $78,000) * F	11/05/14 - $ 5.62	12,000	3,360
Longwei Petroleum Investment Holding Ltd. (Acquired 10/20/2009, Cost $0) * F	10/21/12 - $ 2.25	182,000	8,190
MoqiZone Holdings Corp. A (Acquired 08/24/2009, Cost $0) * F	08/31/12 - $ 2.50	19,445	126,392
MoqiZone Holdings Corp. B (Acquired 08/24/2009, Cost $0) * F	08/31/12 - $ 3.00	19,445	116,670
Shengtai Pharmaceutical, Inc. *	05/15/12 - $ 2.60	100,000	-
SinoHub, Inc. B *	09/08/13 - $ 3.00	50,000	16,000
SmartHeat, Inc. *	08/22/11 - $ 6.00	20,000	16,180
Wuhan General Group China, Inc. *	02/08/12 - $ 2.563	180,000	90,000
Zoom Technologies, Inc. A *	10/15/14 - $ 6.00	29,171	-
Zoom Technologies, Inc. C *	11/17/14 - $ 6.00	29,580	-

TOTAL WARRANTS (Cost $103,267)			435,741

TOTAL INVESTMENTS (Cost $16,708,523) - 98.90%			$17,394,106
OTHER ASSETS IN EXCESS OF LIABILITIES NET - 1.10%			193,770
NET ASSETS - 100%			$17,587,876

*	Non-income producing security.
ADR	American Depositary Receipt.
F
This security was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees.  The total fair value of such securities at January 31, 2010 is $1,861,204 which represents 10.58% of total net assets. The sale of such securities is restricted until certain regulatory filings are approved.  For details relating to each fair valued security please see Note 1.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

Investment Valuation—Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price.  Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.  Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.  The Fund normally uses pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Consistent with the foregoing, the Fund has adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information.  These guidelines are implemented by the Fund’s Fair Value Committee and the Adviser, which, subject to the oversight of the Fair Value Committee, reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security.  Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund's Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  As of January 31, 2010, ten (10) securities were fair valued as determined by the Board of Trustees.

Restricted Securities—The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China.  The investments in 100,000 shares of China Infrastructure Construction Corp., 50,000 shares and 25,000 warrants of Emerald Acquisition Corp., 20,000 shares and 12,000 warrants of L&L International Holdings, Inc., 182,000 shares and 182,000 warrants of Longwei Petroleum Investment Holding Ltd., and 70 shares and 38,890 warrants of MoqiZone Holdings Corp. were initiated by the Adviser as private placement offerings.  Other clients of the Adviser can also participate in private placements.  The securities that are part of the private placement offerings are restricted from sale until such time as their registrations become effective and the restrictions are lifted.

The Adviser, subject to the oversight and approval of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees.  These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; and information regarding the applicable company and its business.  Using these factors and criteria, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.  Using the Fair Value Pricing Instructions, the Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale.  Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Parr Family of Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited) (continued)

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund’s investments carried at fair value:

Security Classification (a)	The USX China Fund
Level 1
Common Stock	$14,812,773
Preferred Stock	539,000
Total Level 1	$15,351,773

Level 2
Common Stock - Restricted Securities (b)	$838,000
Preferred Stock - Restricted Securities (b)	768,592
Warrants (b)	435,741
Total Level 2	$2,042,333

Level 3 (c)	$-

Total Investments	$17,394,106

(a) For a detailed break-out by major industry classification of all securities held by the Fund please refer to the Schedule of Investments.
(b) Certain securities and warrants are valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The sale of such security is restricted until certain regulatory filings are approved.

(c) There were no Level 3 investments during the period.

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at January 31, 2010 were as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Depreciation
The USX China Fund	$17,632,467	$3,777,287	$(4,015,648)	$(238,361)

The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parr Family of Funds

By:	/s/ Stephen L. Parr
Name:	Stephen L. Parr
Title:	President
Date:	March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen L. Parr
Name:	Stephen L. Parr
Title:	President
Date:	March 29, 2010

By:	/s/ Dorothy Westmoreland
Name:	Dorothy Westmoreland
Title:	Treasurer
Date:	March 29, 2010